MEASUREMENT UNCERTAINTY - IMPAIRMENT OF LONG-LIVED ASSETS	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Asset Impairment Charges [Text Block]
6.	MEASUREMENT UNCERTAINTY – IMPAIRMENT OF LONG-LIVED ASSETS

The company reviews its other long-lived assets, primarily plant and equipment, for impairment when events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. The company tests for impairment using a two-step methodology as follows:

(i)	determine whether the projected undiscounted future cash flows from operations exceed the net carrying amount of the assets as of the assessment date; and
(ii)
if assets are determined to be impaired in step (i), then such impaired assets are written down to their fair value, determined principally by using discounted future cash flows expected from their use and eventual disposition.

The company tests its goodwill for impairment on an annual basis using a two-step impairment test at the reporting unit level. Reporting units of the company, defined as operating segments or one reporting level lower, are its one pulp and three paper mill operations. The first step of the goodwill impairment test, used to identify potential impairment, compares the fair value of a reporting unit with its carrying amount, including goodwill. The second step of the goodwill impairment test, used to measure the amount of impairment loss, compares the implied fair value of reporting unit goodwill with the carrying amount of that goodwill

Estimates of future cash flows and fair value require judgments, assumptions and estimates and may change over time. Due to the variables associated with judgments and assumptions used in these tests, the precision and accuracy of estimates of impairment charges are subject to significant uncertainties and may change significantly as additional information becomes known. The carrying value of long-lived assets represented approximately 58.9% of total assets as at December 31, 2013. If future developments were to differ adversely from management’s best estimate of key assumptions and associated cash flows, the company could potentially experience future material impairment charges.

2013

On December 31, 2013, the company recognized an impairment charge of $56.7 million on goodwill and $30.2 million on property, plant and equipment.

The following table provides the components of the impairment and other closure costs:

Buildings, plant and equipment
Port Alberni	$17.3
Powell River	12.9
30.2
Goodwill	56.7
Impairment and other closure costs	$86.9

There were indicators of potential impairment of long-lived assets at December 31, 2013, including declines in current and forecasted paper prices and announced rate increases in future electric power purchases that may negatively impact future operating costs and profitability. Four asset groups were identified for the purpose of the impairment analysis: Crofton paper, Crofton pulp, Powell River and Port Alberni. Assets and related liabilities were grouped by mill in accordance with the enterprise valuation established for fresh start accounting on September 30, 2012 for which independent cash flows were identified for each mill.

The full carrying value of goodwill was included in the Powell River and Port Alberni asset groups for the purpose of the long-lived asset impairment test in accordance with the assignment of goodwill on application of fresh start accounting. The company conducted step (i) of the impairment test to determine whether the carrying value of its long-lived assets were recoverable. The Port Alberni and Powell River asset groups failed the recoverability test due in part to current and projected weakness in specialty paper prices. The carrying value of assigned assets and liabilities exceeded the estimated fair value of the asset groups, resulting in full impairment of assigned goodwill and impairment of the carrying value of property, plant and equipment down to estimated fair value as of December 31, 2013.

Estimates of future cash flows used to test the recoverability of long-lived assets included key assumptions related to foreign exchange rates, forecast product prices, market supply and demand, estimated useful life of the long-lived assets, production levels, production costs, inflation, weighted average cost of capital, and capital spending. The assumptions were derived from information generated internally and external published reports and forecasts. Product sales prices and foreign exchange assumptions for 2014 of CDN$1.00 = US$0.93 were based on management’s best estimates incorporating independent market information as well as analysis of historical data, trends and cycles. Product sales prices and foreign exchange assumptions for years 2015 to 2018 were based on independent, published market forecasts. The foreign exchange assumption for CDN$1.00 ranged between US$0.92 and US$0.93 for the forecast period. The company estimated the fair value of its pulp and paper assets by discounting estimated future cash flows from the use of its long-lived assets and net working capital to present value. A discount rate of 15% was used, reflecting current market assessments of the time value of money and the risks particular to the company’s assets.

2012

The company did not identify any impairment indicators related to its continuing operations subsequent to establishing an enterprise value and applying fresh start accounting as of September 30, 2012 and therefore did not conduct an impairment test as of December 31, 2012.

For its discontinued operations the company recognized impairment, severance and other closure costs of $11.0 million for the three months ended December 31, 2012 and $8.7 million for the nine months ended September 30, 2012, as disclosed in note 8, Assets held for sale and discontinued operations.

2011

The company recorded impairment and other closure costs of $823.6 million in 2011, consisting of an impairment charge of $660.2 million on the assets of its Canadian operations, $161.8 million on the assets of the Snowflake mill, net closure costs of $0.5 million related to the discontinued paper recycling operation and $1.1 million related to a revised estimate for future landfill rehabilitation cost in respect of the landfill located at the discontinued Elk Falls mill.  Subsequent to this impairment, the company repudiated on the lease contract on the paper recycling operation (see note 5. Creditor protection proceedings related disclosures), closed and sold the Snowflake mill, and sold the discontinued Elk Falls mill including the landfill and other related assets (see note 8. Assets held for sale and discontinued operations).

The following table provides the components of the impairment and other closure costs:

Buildings, plant and equipment	$801.1
Land	10.8
Operating and maintenance supplies and spare parts inventory	10.1
822.0
Other closure costs – operating lease at paper recycling operation	0.5
Other closure costs – Elk Falls landfill rehabilitation estimate	1.1
Total	$823.6
Classification in consolidated statement of earnings (loss):
Impairment and other closure costs	$661.8
Loss from discontinued operations, net of tax	161.8
$823.6

Continuing operations

In respect of the company’s Canadian operations, impairment of $660.2 million was recorded on December 31, 2011 on buildings, plant and equipment. During the fourth quarter of 2011, continuing declines in current and forecast prices for newsprint, directory markets and pulp indicated a probable impairment of the Canadian operations. Two asset groups were identified for the purpose of the impairment analysis; pulp assets and paper assets. Paper assets in aggregate were treated as one asset group as the company’s paper machines are capable of running various grades and can be reconfigured to switch from one paper production such as newsprint to directory or specialty.

The company conducted step (i) of the impairment test to determine whether the carrying value of the assets of its Canadian operations were recoverable. Estimates of future cash flows used to test the recoverability of long-lived assets included key assumptions related to foreign exchange rates, forecast product prices, market supply and demand, estimated useful life of the long-lived assets, production levels, production costs, inflation, weighted average cost of capital, and capital spending. The assumptions were derived from information generated internally and external published reports and forecasts. The useful life of the company’s assets was estimated at 11 years for its pulp and paper assets. Product sales prices and foreign exchange assumptions for 2012 of CDN$1.00 = US$0.99 were based on management’s best estimates incorporating independent market information as well as analysis of historical data, trends and cycles. Product sales prices and foreign exchange assumptions for years 2013 to 2015 were based on independent, published market forecasts. The foreign exchange assumption was CDN$1.00 = US$0.97 in 2013 strengthening to CDN$1.00 = US$1.02 by 2015. Product sales prices and foreign exchange rate assumptions for 2016 and subsequent years were estimated by management based on long-term trend pricing for product sales prices and a long-term expected foreign exchange rate of CDN$1.00 = US$0.99.  The company estimated the fair value of its pulp and paper assets by discounting estimated future cash flows from the use and eventual disposal of its long-lived assets and net working capital to present value. A discount rate of 11% was used, reflecting current market assessments of the time value of money and the risks particular to the company’s assets.

Discontinued operations

In respect of the company’s Snowflake, Arizona mill, impairment of $151.0 million was recorded on September 30, 2011 on buildings, plant and equipment and operating maintenance supplies and spare parts inventory. Current and historical operating and cash flow losses plus forecasted continuing losses indicated probable impairment of these assets. A recoverability analysis was performed, and on the basis of this analysis, the carrying value of these assets was fully impaired. On December 31, 2011, $10.8 million impairment was recorded on Snowflake’s land on the basis of an appraisal, dated January 3, 2012, obtained from an independent third party real estate appraiser.